General (Details)	Dec. 31, 2022	Jan. 04, 2022	Nov. 30, 2021	Nov. 02, 2021	Apr. 26, 2021
General Hedge Accounting [Abstract]
Voting interests	100.00%	100.00%	100.00%	100.00%	100.00%